Stock-based Compensation (Roll-forward of MUAH's Restricted Stock Units under Stock Bonus Plans) (Detail) - MUAH [Member] - Stock Bonus Plans [Member] - Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock-based Compensation [Line Items]
Units outstanding, beginning of fiscal year	15,101,489	7,851,017
Activity during the year, HQA Plan units outstanding as of July 1, 2014		3,315,313
Activity during the year, Granted	12,505,487	9,238,318
Activity during the year, Vested	(7,423,603)	(4,351,084)
Activity during the year, Forfeited	(774,264)	(952,075)
Units outstanding, end of fiscal year	19,409,109	15,101,489